Transamerica Aegon Core Bond VP

SCHEDULE OF INVESTMENTS
At March 31, 2026
(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 34.2%
Aerospace & Defense - 0.9%
Boeing Co.
5.81%, 05/01/2050	$ 2,180,000	$ 2,107,463
6.53%, 05/01/2034	3,333,000	3,630,779
6.86%, 05/01/2054	1,134,000	1,248,052
General Electric Co.
4.13%, 10/09/2042	442,000	370,961
4.50%, 03/11/2044	1,804,000	1,598,680
HEICO Corp.
5.35%, 08/01/2033	2,305,000	2,345,105
Honeywell Aerospace, Inc.
4.95%, 03/16/2036 (A)	1,090,000	1,081,501
		12,382,541
Automobile Components - 0.3%
Aptiv Swiss Holdings Ltd.
3.25%, 03/01/2032	1,424,000	1,332,747
Cyprium Corp./Cyprium Holdings Luxembourg SARL
6.13%, 04/15/2031 (A)	488,000	481,079
ZF North America Capital, Inc.
6.88%, 04/23/2032 (A)	2,202,000	2,092,127
		3,905,953
Automobiles - 0.4%
General Motors Financial Co., Inc.
6.15%, 07/15/2035	1,479,000	1,529,425
Hyundai Capital America
5.40%, 06/23/2032 (A)	3,639,000	3,703,856
		5,233,281
Banks - 5.5%
Banco Santander SA
Fixed until 03/14/2027, 5.55% (B), 03/14/2028	1,800,000	1,815,214
Bank of America Corp.
Fixed until 02/06/2036, 5.05% (B), 02/06/2037	4,218,000	4,161,891
Fixed until 09/15/2028, 5.82% (B), 09/15/2029	7,406,000	7,639,950
Barclays PLC
Fixed until 02/24/2036, 5.21% (B), 02/24/2037	4,402,000	4,260,193
CaixaBank SA
Fixed until 09/13/2033, 6.84% (B), 09/13/2034 (A)	5,017,000	5,463,968
Deutsche Bank AG
Fixed until 12/10/2030, 4.47% (B), 12/10/2031	2,991,000	2,940,852
Fifth Third Bancorp
Fixed until 01/29/2036, 5.14% (B), 01/29/2037	3,332,000	3,245,777
First Citizens BancShares, Inc.
Fixed until 03/12/2030, 5.23% (B), 03/12/2031	3,180,000	3,153,211
Goldman Sachs Group, Inc.
Fixed until 10/21/2031, 2.65% (B), 10/21/2032	3,086,000	2,739,690
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Goldman Sachs Group, Inc. (continued)
Fixed until 01/21/2036, 5.07% (B), 01/21/2037	$ 2,372,000	$ 2,319,039
Fixed until 02/02/2036, 5.39% (B), 02/02/2041	3,186,000	3,078,157
Intesa Sanpaolo SpA
Fixed until 11/21/2032, 8.25% (B), 11/21/2033 (A)	2,352,000	2,709,866
JPMorgan Chase & Co.
Fixed until 01/22/2036, 4.90% (B), 01/22/2037	3,820,000	3,737,907
Fixed until 01/23/2029, 5.01% (B), 01/23/2030	2,938,000	2,979,104
Fixed until 02/05/2036, 5.19% (B), 02/05/2037	3,185,000	3,129,791
Fixed until 10/23/2028, 6.09% (B), 10/23/2029	1,123,000	1,166,886
M&T Bank Corp.
Fixed until 10/30/2028, 7.41% (B), 10/30/2029	1,083,000	1,157,355
Morgan Stanley
Fixed until 03/12/2031, 4.71% (B), 03/12/2032	4,352,000	4,322,698
Fixed until 01/18/2036, 5.31% (B), 01/18/2041	2,888,000	2,787,851
Fixed until 04/19/2034, 5.83% (B), 04/19/2035	2,845,000	2,953,645
NatWest Group PLC
Fixed until 03/01/2034, 5.78% (B), 03/01/2035	3,073,000	3,176,664
PNC Financial Services Group, Inc.
Fixed until 01/25/2036, 5.42% (B), 01/25/2041	1,778,000	1,741,815
Fixed until 08/18/2033, 5.94% (B), 08/18/2034	1,444,000	1,512,339
UBS Group AG
Fixed until 08/10/2031, 4.59% (B), 08/10/2032 (A)	1,324,000	1,301,331
Wells Fargo & Co.
Fixed until 01/24/2030, 5.24% (B), 01/24/2031	2,393,000	2,439,379
Fixed until 04/23/2035, 5.61% (B), 04/23/2036	2,848,000	2,914,437
		78,849,010
Beverages - 0.3%
Anheuser-Busch InBev Worldwide, Inc.
4.44%, 10/06/2048	2,486,000	2,084,362
Constellation Brands, Inc.
4.95%, 11/01/2035	1,854,000	1,789,717
		3,874,079
Biotechnology - 0.6%
Amgen, Inc.
2.80%, 08/15/2041	1,329,000	957,735
5.60%, 03/02/2043	1,270,000	1,251,759
CSL Finance PLC
4.63%, 04/27/2042 (A)	1,316,000	1,161,353
Transamerica Series Trust

Transamerica Aegon Core Bond VP

SCHEDULE OF INVESTMENTS (continued)
At March 31, 2026
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Biotechnology (continued)
Gilead Sciences, Inc.
5.10%, 06/15/2035	$ 2,205,000	$ 2,227,732
Royalty Pharma PLC
2.20%, 09/02/2030	1,733,000	1,560,882
5.20%, 09/25/2035	1,513,000	1,493,228
		8,652,689
Building Products - 0.5%
Amrize Finance U.S. LLC
4.75%, 09/22/2046	878,000	761,378
5.40%, 04/07/2035	1,503,000	1,528,384
Carlisle Cos., Inc.
5.25%, 09/15/2035	924,000	923,947
Owens Corning
4.30%, 07/15/2047	2,138,000	1,696,291
Vulcan Materials Co.
5.35%, 12/01/2034	1,680,000	1,706,770
		6,616,770
Capital Markets - 0.3%
Ares Capital Corp.
5.25%, 04/12/2031	3,638,000	3,516,816
Blackstone Secured Lending Fund
5.25%, 09/04/2029	1,038,000	1,017,004
		4,533,820
Chemicals - 0.3%
CF Industries, Inc.
5.30%, 11/26/2035	1,500,000	1,493,944
OCP SA
6.75%, 05/02/2034 (A)	1,237,000	1,286,872
Westlake Corp.
5.55%, 11/15/2035 (C)	1,822,000	1,816,045
		4,596,861
Commercial Services & Supplies - 1.1%
ADT Security Corp.
4.13%, 08/01/2029 (A)	1,758,000	1,679,504
Ashtead Capital, Inc.
5.55%, 05/30/2033 (A)	2,161,000	2,182,079
Eaton Corp.
4.80%, 03/06/2036	1,434,000	1,415,778
Element Fleet Management Corp.
5.04%, 03/25/2030 (A)	3,905,000	3,940,939
Herc Holdings, Inc.
7.00%, 06/15/2030 (A)	1,464,000	1,501,140
Quanta Services, Inc.
2.90%, 10/01/2030	2,488,000	2,307,744
5.25%, 08/09/2034	116,000	116,695
Triton Container International Ltd./TAL International Container Corp.
5.15%, 02/15/2033	920,000	900,799
Veralto Corp.
5.45%, 09/18/2033	1,419,000	1,449,055
		15,493,733
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Communications Equipment - 0.9%
NTT Finance Corp.
4.62%, 07/16/2028 (A)	$ 1,692,000	$ 1,698,432
Orange SA
4.75%, 01/13/2033 (A)	1,327,000	1,312,167
T-Mobile USA, Inc.
3.50%, 04/15/2031	2,219,000	2,098,683
3.88%, 04/15/2030	1,403,000	1,366,341
5.00%, 02/15/2036	2,618,000	2,578,509
Verizon Communications, Inc.
2.99%, 10/30/2056	3,602,000	2,113,747
4.75%, 01/15/2033	1,295,000	1,278,991
		12,446,870
Construction & Engineering - 0.1%
Sitios Latinoamerica SAB de CV
6.00%, 11/25/2029 (A)	1,489,000	1,499,423
Consumer Staples Distribution & Retail - 0.1%
7-Eleven, Inc.
1.80%, 02/10/2031 (A)	2,542,000	2,200,472
Containers & Packaging - 0.0% *
Sonoco Products Co.
5.75%, 11/01/2040	737,000	734,324
Diversified REITs - 1.1%
GLP Capital LP/GLP Financing II, Inc.
5.25%, 02/15/2033	1,864,000	1,827,163
5.63%, 03/01/2036	2,268,000	2,205,853
Safehold GL Holdings LLC
6.10%, 04/01/2034 (C)	1,717,000	1,804,217
SBA Tower Trust
6.60%, 11/15/2052 (A)	7,217,000	7,339,025
VICI Properties LP
4.95%, 02/15/2030	2,228,000	2,224,436
		15,400,694
Electric Utilities - 1.8%
Chile Electricity Lux MPC II SARL
5.58%, 10/20/2035 (A)	2,117,276	2,126,364
CMS Energy Corp.
4.88%, 03/01/2044	382,000	335,400
Constellation Energy Generation LLC
5.88%, 01/15/2066	1,457,000	1,398,799
Duke Energy Corp.
3.75%, 09/01/2046	3,796,000	2,801,104
4.95%, 09/15/2035	3,484,000	3,396,359
Duke Energy Indiana LLC
4.95%, 03/15/2036	760,000	748,185
Duke Energy Progress LLC
3.60%, 09/15/2047	2,630,000	1,916,022
Edison International
4.80%, 03/15/2031	3,492,000	3,408,787
NRG Energy, Inc.
6.00%, 02/01/2033 (A)	300,000	300,077
Pacific Gas & Electric Co.
2.50%, 02/01/2031	1,587,000	1,422,277
3.75%, 08/15/2042	262,000	196,162
Transamerica Series Trust

Transamerica Aegon Core Bond VP

SCHEDULE OF INVESTMENTS (continued)
At March 31, 2026
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
Vistra Operations Co. LLC
5.25%, 10/15/2035 (A)	$ 3,587,000	$ 3,483,413
5.35%, 01/31/2036 (A)	2,591,000	2,534,499
6.88%, 04/15/2032 (A)	2,165,000	2,240,661
		26,308,109
Electrical Equipment - 0.0% *
WESCO Distribution, Inc.
5.25%, 04/15/2031 (A)	301,000	299,203
Electronic Equipment, Instruments & Components - 0.7%
Arrow Electronics, Inc.
5.88%, 04/10/2034	1,501,000	1,538,688
Hubbell, Inc.
4.80%, 11/15/2035	2,792,000	2,719,002
Keysight Technologies, Inc.
4.95%, 10/15/2034	909,000	899,490
Sensata Technologies, Inc.
4.38%, 02/15/2030 (A)	1,926,000	1,841,898
Tyco Electronics Group SA
5.00%, 05/09/2035	2,576,000	2,567,442
		9,566,520
Financial Services - 1.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.75%, 01/15/2033	3,016,000	2,931,430
Ally Financial, Inc.
Fixed until 05/15/2028, 5.74% (B), 05/15/2029	648,000	658,106
Avolon Holdings Funding Ltd.
5.75%, 11/15/2029 (A)	3,339,000	3,421,270
Blackstone Reg Finance Co. LLC
4.95%, 02/15/2036	1,162,000	1,121,458
Capital One Financial Corp.
Fixed until 09/11/2035, 5.20% (B), 09/11/2036	3,190,000	3,092,480
Fixed until 01/30/2036, 5.40% (B), 01/30/2037	1,642,000	1,608,942
Fixed until 07/26/2034, 5.88% (B), 07/26/2035	3,400,000	3,482,445
Fixed until 01/30/2035, 6.18% (B), 01/30/2036	666,000	677,425
Gabx Leasing LLC
5.30%, 04/15/2036 (A)	1,379,000	1,353,631
LPL Holdings, Inc.
5.70%, 05/20/2027	1,129,000	1,139,426
Rocket Cos., Inc.
6.13%, 08/01/2030 (A)	2,232,000	2,252,595
TPG Operating Group II LP
4.88%, 05/15/2031	1,868,000	1,832,091
UWM Holdings LLC
6.25%, 03/15/2031 (A)	2,097,000	1,909,708
6.63%, 02/01/2030 (A)	1,519,000	1,432,678
		26,913,685
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Food Products - 2.0%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP
5.75%, 03/31/2034 (A)	$ 2,465,000	$ 2,411,624
6.25%, 03/15/2033 (A)	189,000	190,267
BAT Capital Corp.
4.54%, 08/15/2047	2,640,000	2,143,502
5.63%, 08/15/2035	3,436,000	3,533,792
Bunge Ltd. Finance Corp.
5.15%, 08/04/2035	3,430,000	3,415,303
Cargill, Inc.
5.13%, 02/11/2035 (A)	2,027,000	2,053,986
Imperial Brands Finance PLC
5.63%, 07/01/2035 (A)	2,679,000	2,701,633
J.M. Smucker Co.
6.50%, 11/15/2043	898,000	935,956
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings
5.50%, 01/15/2036	3,490,000	3,491,605
Kroger Co.
5.00%, 09/15/2034	1,403,000	1,385,270
Philip Morris International, Inc.
4.63%, 10/29/2035	3,582,000	3,445,777
Pilgrim's Pride Corp.
6.88%, 05/15/2034	1,852,000	1,999,351
Sysco Corp.
5.40%, 03/23/2035	1,397,000	1,386,842
		29,094,908
Health Care Equipment & Supplies - 0.4%
Abbott Laboratories
4.75%, 03/15/2038	1,849,000	1,792,987
Alcon Finance Corp.
5.75%, 12/06/2052 (A)	1,377,000	1,351,767
Baxter International, Inc.
5.65%, 12/15/2035	1,820,000	1,777,456
GE HealthCare Technologies, Inc.
4.95%, 12/15/2035	933,000	914,606
		5,836,816
Health Care Providers & Services - 1.3%
Centene Corp.
3.38%, 02/15/2030	2,010,000	1,815,709
Cigna Group
2.40%, 03/15/2030	1,998,000	1,845,721
5.25%, 01/15/2036	2,467,000	2,470,179
Elevance Health, Inc.
5.70%, 09/15/2055	1,641,000	1,560,411
HCA, Inc.
4.90%, 11/15/2035	2,906,000	2,809,550
6.00%, 04/01/2054	1,717,000	1,657,254
Health Care Service Corp. A Mutual Legal Reserve Co.
5.88%, 06/15/2054 (A)	846,000	795,659
Humana, Inc.
Fixed until 06/15/2031, 6.63% (B), 09/15/2056	2,479,000	2,382,281
Transamerica Series Trust

Transamerica Aegon Core Bond VP

SCHEDULE OF INVESTMENTS (continued)
At March 31, 2026
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Health Care Providers & Services (continued)
Laboratory Corp. of America Holdings
4.80%, 10/01/2034	$ 2,509,000	$ 2,442,897
UnitedHealth Group, Inc.
5.15%, 07/15/2034	1,614,000	1,627,762
		19,407,423
Health Care REITs - 0.1%
Alexandria Real Estate Equities, Inc.
5.25%, 03/15/2036	1,864,000	1,820,338
Hotels, Restaurants & Leisure - 0.8%
Carnival Corp.
5.75%, 08/01/2032 (A)	685,000	684,777
6.13%, 02/15/2033 (A)	2,421,000	2,445,271
Hyatt Hotels Corp.
5.40%, 12/15/2035	1,751,000	1,715,051
Marriott International, Inc.
5.10%, 05/01/2038	2,145,000	2,039,231
MGM Resorts International
6.13%, 09/15/2029	2,291,000	2,304,574
Royal Caribbean Cruises Ltd.
5.25%, 02/27/2038	2,959,000	2,814,941
		12,003,845
Household Durables - 0.1%
Whirlpool Corp.
6.13%, 06/15/2030	1,065,000	1,039,841
Insurance - 1.2%
American International Group, Inc.
5.45%, 05/07/2035	1,051,000	1,071,995
Brown & Brown, Inc.
5.25%, 06/23/2032	753,000	750,916
5.55%, 06/23/2035	2,907,000	2,903,138
Constellation Insurance, Inc.
6.80%, 01/24/2030 (A)	2,487,000	2,489,993
Fortitude Group Holdings LLC
6.25%, 04/01/2030 (A)	1,015,000	1,033,638
Muenchener Rueckversicherungs- Gesellschaft AG
Fixed until 11/23/2031, 5.88% (B), 05/23/2042 (A)	1,800,000	1,839,412
Prudential Financial, Inc.
Fixed until 07/01/2030, 3.70% (B), 10/01/2050	3,370,000	3,061,426
RenaissanceRe Holdings Ltd.
5.80%, 04/01/2035	518,000	529,816
RGA Global Funding
5.05%, 12/06/2031 (A)	3,377,000	3,377,445
		17,057,779
Internet & Catalog Retail - 0.6%
AppLovin Corp.
5.50%, 12/01/2034	2,117,000	2,099,473
Expedia Group, Inc.
5.40%, 02/15/2035 (C)	2,714,000	2,692,467
Meta Platforms, Inc.
4.20%, 11/15/2030	2,863,000	2,835,220
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Internet & Catalog Retail (continued)
Uber Technologies, Inc.
4.80%, 09/15/2034	$ 1,051,000	$ 1,028,938
		8,656,098
IT Services - 0.4%
Dell International LLC/EMC Corp.
4.85%, 02/01/2035	2,646,000	2,560,139
Hewlett Packard Enterprise Co.
5.00%, 10/15/2034	2,788,000	2,698,747
		5,258,886
Machinery - 0.4%
Eaton Capital ULC
4.45%, 05/09/2030	1,455,000	1,453,761
Huntington Ingalls Industries, Inc.
2.04%, 08/16/2028	3,408,000	3,227,415
Ingersoll Rand, Inc.
5.45%, 06/15/2034	1,705,000	1,740,931
		6,422,107
Media - 0.2%
Charter Communications Operating LLC/Charter Communications Operating Capital
5.75%, 04/01/2048	1,832,000	1,527,887
Comcast Corp.
2.94%, 11/01/2056	1,099,000	608,808
NBCUniversal Media LLC
4.45%, 01/15/2043	1,351,000	1,121,761
		3,258,456
Metals & Mining - 0.4%
Anglo American Capital PLC
4.50%, 03/15/2028 (A)	3,275,000	3,275,080
Glencore Funding LLC
2.63%, 09/23/2031 (A)	2,305,000	2,054,126
		5,329,206
Mortgage Real Estate Investment Trusts - 0.0% *
Starwood Property Trust, Inc.
6.00%, 04/15/2030 (A)	609,000	607,819
Office REITs - 0.1%
Boston Properties LP
5.75%, 01/15/2035	1,749,000	1,739,398
Oil, Gas & Consumable Fuels - 3.6%
Cheniere Energy Partners LP
5.95%, 06/30/2033	3,397,000	3,561,112
Diamondback Energy, Inc.
5.40%, 04/18/2034	2,939,000	2,983,664
Ecopetrol SA
7.75%, 02/01/2032	1,934,000	1,953,078
Enbridge, Inc.
4.90%, 06/20/2030	1,881,000	1,900,689
5.45%, 03/27/2036	883,000	890,608
5.63%, 04/05/2034	2,443,000	2,519,928
Energy Transfer LP
5.15%, 02/01/2043	1,368,000	1,210,821
Transamerica Series Trust

Transamerica Aegon Core Bond VP

SCHEDULE OF INVESTMENTS (continued)
At March 31, 2026
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Energy Transfer LP (continued)
5.55%, 02/15/2028	$ 1,186,000	$ 1,208,678
5.95%, 10/01/2043	1,263,000	1,227,882
Equinor ASA
4.75%, 11/14/2035	4,300,000	4,233,855
Greensaif Pipelines Bidco SARL
5.85%, 02/23/2036 (A)	1,132,000	1,134,516
Gulfstream Natural Gas System LLC
5.60%, 07/23/2035 (A)	1,277,000	1,293,093
Hess Midstream Operations LP
6.50%, 06/01/2029 (A)	1,774,000	1,812,186
ONEOK, Inc.
6.10%, 11/15/2032	2,751,000	2,898,118
Ovintiv, Inc.
6.50%, 08/15/2034	2,567,000	2,735,758
Petroleos Mexicanos
6.84%, 01/23/2030	1,971,000	1,975,352
7.69%, 01/23/2050	978,000	846,936
Repsol E&P Capital Markets U.S. LLC
5.98%, 09/16/2035 (A)	2,609,000	2,655,775
Sabine Pass Liquefaction LLC
4.20%, 03/15/2028	1,150,000	1,145,225
Saudi Arabian Oil Co.
5.00%, 02/02/2036 (A)	2,661,000	2,555,630
Sunoco LP
5.63%, 03/15/2031 (A)	491,000	488,748
TotalEnergies Capital USA LLC
4.57%, 01/13/2033	3,057,000	3,026,049
Transcontinental Gas Pipe Line Co. LLC
5.10%, 03/15/2036 (A)	2,115,000	2,096,330
Venture Global Plaquemines LNG LLC
7.75%, 05/01/2035 (A)	3,350,000	3,754,606
Western Midstream Operating LP
6.15%, 04/01/2033	1,870,000	1,951,681
Williams Cos., Inc.
5.40%, 03/04/2044	220,000	204,609
		52,264,927
Paper & Forest Products - 0.1%
Georgia-Pacific LLC
4.95%, 06/30/2032 (A)	1,421,000	1,435,218
Passenger Airlines - 0.2%
American Airlines Pass-Through Trust
3.20%, 12/15/2029	492,733	480,051
Southwest Airlines Co.
4.38%, 11/15/2028	3,118,000	3,077,589
		3,557,640
Pharmaceuticals - 1.2%
Bayer U.S. Finance II LLC
5.50%, 07/30/2035 (A)	2,339,000	2,311,833
Bristol-Myers Squibb Co.
5.65%, 02/22/2064	827,000	801,272
Cencora, Inc.
4.90%, 02/13/2036	1,354,000	1,326,574
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Pharmaceuticals (continued)
CVS Health Corp.
5.45%, 09/15/2035	$ 2,670,000	$ 2,680,382
6.00%, 06/01/2044	2,027,000	1,995,621
Fixed until 12/10/2029, 7.00% (B), 03/10/2055	3,693,000	3,805,962
Merck & Co., Inc.
5.00%, 05/17/2053	867,000	781,345
Pfizer Investment Enterprises Pte. Ltd.
5.11%, 05/19/2043	2,020,000	1,906,063
Takeda U.S. Financing, Inc.
5.20%, 07/07/2035	2,423,000	2,423,180
		18,032,232
Residential REITs - 0.2%
American Homes 4 Rent LP
5.50%, 02/01/2034	2,264,000	2,283,810
Retail REITs - 0.2%
Store Capital LLC
4.95%, 02/11/2031 (A)	2,263,000	2,243,285
Semiconductors & Semiconductor Equipment - 1.6%
Broadcom, Inc.
3.14%, 11/15/2035 (A)	2,272,000	1,930,259
4.95%, 01/15/2036	2,269,000	2,237,802
Foundry JV Holdco LLC
5.88%, 01/25/2034 (A)	2,437,000	2,467,457
5.90%, 01/25/2033 (A)	2,337,000	2,402,697
Intel Corp.
4.80%, 10/01/2041	2,135,000	1,866,296
Kioxia Holdings Corp.
6.25%, 07/24/2030 (A)	4,531,000	4,604,080
Microchip Technology, Inc.
5.05%, 03/15/2029	2,169,000	2,200,493
Micron Technology, Inc.
5.30%, 01/15/2031	2,298,000	2,405,352
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.25%, 11/30/2051	1,424,000	912,669
5.25%, 08/19/2035	2,348,000	2,340,887
		23,367,992
Software - 1.3%
Fair Isaac Corp.
6.25%, 09/15/2034 (A)	1,574,000	1,548,080
Fidelity National Information Services, Inc.
4.80%, 03/10/2031	2,276,000	2,258,136
Fiserv, Inc.
5.45%, 03/02/2028	1,920,000	1,947,272
Intuit, Inc.
5.50%, 09/15/2053	846,000	778,138
Oracle Corp.
5.70%, 02/04/2036	2,257,000	2,170,079
5.88%, 09/26/2045	1,831,000	1,579,679
5.95%, 09/26/2055	705,000	593,096
6.90%, 11/09/2052	1,977,000	1,866,542
Roper Technologies, Inc.
4.90%, 10/15/2034	1,968,000	1,900,194
Transamerica Series Trust

Transamerica Aegon Core Bond VP

SCHEDULE OF INVESTMENTS (continued)
At March 31, 2026
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Software (continued)
Salesforce, Inc.
5.55%, 03/15/2036	$ 1,515,000	$ 1,510,287
Synopsys, Inc.
5.15%, 04/01/2035	1,374,000	1,376,627
5.70%, 04/01/2055	987,000	943,654
		18,471,784
Transportation Infrastructure - 1.0%
Avolon Holdings Funding Ltd.
4.90%, 10/10/2030 (A)	2,994,000	2,973,141
Canadian Pacific Railway Co.
2.45%, 12/02/2031	5,121,000	4,550,016
FedEx Freight Holding Co., Inc.
5.25%, 03/15/2036 (A)	1,255,000	1,214,199
GXO Logistics, Inc.
2.65%, 07/15/2031	3,755,000	3,342,352
6.50%, 05/06/2034	1,295,000	1,358,927
United Parcel Service, Inc.
5.25%, 05/14/2035	1,389,000	1,419,494
		14,858,129
Total Corporate Debt Securities (Cost $500,576,309)		493,555,974
U.S. GOVERNMENT AGENCY OBLIGATIONS - 24.2%
Federal Home Loan Mortgage Corp.
3.00%, 02/01/2052	756,757	665,266
3.50%, 06/01/2042 - 06/01/2043	375,754	353,526
4.00%, 06/01/2042 - 01/01/2046	645,948	620,153
4.50%, 06/01/2048	295,578	290,723
5.50%, 04/01/2053 - 07/01/2053	2,069,844	2,086,908
6.00%, 12/01/2034	14,573	14,838
1-Month SOFR Average + 0.66%,
4.34% (B), 03/15/2044	2,328	2,303
1-Year CMT + 2.25%,
5.88% (B), 01/01/2035	7,478	7,772
6.18% (B), 02/01/2036	12,470	12,795
6.50% (B), 05/01/2036	3,286	3,384
1-Year RFUCC Treasury + 1.67%,
5.97% (B), 11/01/2036	9,765	9,971
6-Month RFUCC Treasury + 1.84%,
5.98% (B), 03/01/2037	3,479	3,535
6-Month RFUCC Treasury + 1.80%,
6.04% (B), 07/01/2036	9,362	9,543
1-Year CMT + 2.37%,
6.24% (B), 09/01/2034	6,640	6,820
6-Month RFUCC Treasury + 2.11%,
6.24% (B), 02/01/2037	7,323	7,463
6-Month RFUCC Treasury + 1.77%,
6.27% (B), 10/01/2036	9,579	9,750
1-Year CMT + 2.36%,
6.48% (B), 10/01/2036	3,701	3,828
1-Year RFUCC Treasury + 1.94%,
6.80% (B), 06/01/2036	15,146	15,655
Federal Home Loan Mortgage Corp. REMICS
1-Month SOFR Average + 0.46%,
	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. REMICS (continued)
4.14% (B), 06/15/2043	$ 272,554	$ 267,641
1-Month SOFR Average + 0.51%,
4.19% (B), 10/15/2041	45,187	45,000
4.20% (B), 07/15/2037	30,602	30,225
1-Month SOFR Average + 0.55%,
4.23% (B), 02/15/2037	2,030	2,014
(3.33) * 1-Month SOFR Average + 17.12%,
4.88% (B), 02/15/2040	16,752	16,417
(1.25) * 1-Month SOFR Average + 9.98%,
5.39% (B), 07/15/2032	8,026	8,184
5.50%, 04/15/2033 - 05/15/2038	4,082	4,145
6.00%, 11/15/2032	7,246	7,510
6.50%, 08/15/2031 - 07/15/2036	47,891	49,751
7.00%, 10/15/2030 - 05/15/2032	45,782	47,679
7.25%, 12/15/2030	6,134	6,349
7.50%, 08/15/2030	6,277	6,486
8.00%, 01/15/2030	20,568	21,302
(3.62) * 1-Month SOFR Average + 26.80%,
5.50% (B), 05/15/2041	15,071	14,362
(2.00) * 1-Month SOFR Average + 13.06%,
5.71% (B), 07/15/2033	10,123	10,667
(1.83) * 1-Month SOFR Average + 14.55%,
7.82% (B), 09/15/2033	1,489	1,619
Federal Home Loan Mortgage Corp. REMICS, Interest Only STRIPS
(1.00) * 1-Month SOFR Average + 5.89%,
2.21% (B), 11/15/2037 - 02/15/2039	30,107	2,438
2.29% (B), 01/15/2040	15,811	1,470
(1.00) * 1-Month SOFR Average + 6.09%,
2.41% (B), 06/15/2038	74,336	7,557
(1.00) * 1-Month SOFR Average + 6.26%,
2.58% (B), 10/15/2037	130,476	10,955
(1.00) * 1-Month SOFR Average + 6.31%,
2.63% (B), 11/15/2037	17,534	1,279
(1.00) * 1-Month SOFR Average + 6.69%,
3.01% (B), 04/15/2038	13,483	1,331
(1.00) * 1-Month SOFR Average + 6.99%,
3.31% (B), 07/15/2036	5,496	526
(1.00) * 1-Month SOFR Average + 7.89%,
4.21% (B), 03/15/2032	5,606	479
Federal Home Loan Mortgage Corp. REMICS, Principal Only STRIPS
12/15/2032 - 01/15/2040	44,084	38,079
Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
12-MTA + 1.20%,
5.06% (B), 10/25/2044	52,638	48,632
7.00%, 02/25/2043	24,708	25,345
Federal Home Loan Mortgage Corp., Interest Only STRIPS
5.00%, 09/15/2035	10,404	1,464
Transamerica Series Trust

Transamerica Aegon Core Bond VP

SCHEDULE OF INVESTMENTS (continued)
At March 31, 2026
(unaudited)
	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association
2.50%, 12/01/2051 - 07/01/2061	$ 2,515,686	$ 2,122,194
3.00%, 01/01/2043 - 07/01/2060	1,480,254	1,300,179
3.50%, 08/01/2032 - 03/01/2060	1,381,583	1,290,217
4.00%, 07/01/2042 - 08/01/2048	1,109,803	1,067,799
4.50%, 08/01/2052	2,114,207	2,049,427
5.00%, 03/01/2053 - 02/01/2054	8,292,662	8,230,361
5.50%, 03/01/2053 - 01/01/2058	2,997,944	3,053,497
6.00%, 10/01/2033 - 06/01/2054	1,333,849	1,360,695
6.50%, 01/01/2036	4,393	4,380
8.00%, 11/01/2037	2,915	3,012
1-Year CMT + 2.23%,
6.06% (B), 01/01/2036	5,081	5,215
Federal National Mortgage Association REMICS
(1.33) * 1-Month SOFR Average + 7.31%,
2.42% (B), 08/25/2033	15,417	14,496
1-Month SOFR Average + 0.41%,
4.08% (B), 08/25/2041	2,326	2,324
1-Month SOFR Average + 0.46%,
4.13% (B), 04/25/2035 - 08/25/2036	17,989	17,854
(1.88) * 1-Month SOFR Average + 11.06%,
4.18% (B), 07/25/2035	27,847	26,563
(2.50) * 1-Month SOFR Average + 13.46%,
4.29% (B), 07/25/2033	4,653	4,534
4.98% (B), 10/25/2042	7,432	7,470
6.00%, 08/25/2037	7,599	7,934
6.50%, 05/25/2044	19,951	20,448
7.00%, 03/25/2031 - 11/25/2031	28,590	29,561
1-Month SOFR Average + 0.36%,
5.08% (B), 06/27/2036	8,865	8,947
(2.75) * 1-Month SOFR Average + 16.19%,
6.12% (B), 05/25/2034	2,069	2,200
(1.67) * 1-Month SOFR Average + 12.31%,
6.21% (B), 09/25/2033	2,012	2,087
(2.00) * 1-Month SOFR Average + 13.77%,
6.45% (B), 03/25/2038	2,180	2,131
(1.83) * 1-Month SOFR Average + 14.27%,
7.56% (B), 12/25/2032	1,219	1,247
(2.00) * 1-Month SOFR Average + 15.27%,
7.93% (B), 11/25/2031	4,591	4,765
(2.50) * 1-Month SOFR Average + 17.09%,
7.93% (B), 07/25/2035	17,445	18,913
(4.00) * 1-Month SOFR Average + 23.54%,
8.89% (B), 05/25/2034	2,023	2,138
(2.75) * 1-Month SOFR Average + 19.21%,
9.14% (B), 04/25/2034 - 05/25/2034	18,630	20,259
(6.67) * 1-Month SOFR Average + 53.24%,
	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association REMICS (continued)
10.00% (B), 03/25/2032	$ 427	$ 444
(3.67) * 1-Month SOFR Average + 24.15%,
10.72% (B), 03/25/2036	5,926	6,893
(4.00) * 1-Month SOFR Average + 25.74%,
11.09% (B), 10/25/2036	1,743	2,126
(4.00) * 1-Month SOFR Average + 26.10%,
11.45% (B), 12/25/2036	935	1,034
(3.25) * 1-Month SOFR Average + 24.82%,
12.91% (B), 02/25/2032	775	900
Federal National Mortgage Association REMICS, Interest Only STRIPS
0.90% (B), 08/25/2042	100,616	4,024
2.01% (B), 04/25/2041	10,655	802
2.19% (B), 01/25/2038	7,752	503
6.50%, 05/25/2033	5,301	663
7.00%, 06/25/2033	7,252	818
(1.00) * 1-Month SOFR Average + 5.74%,
2.07% (B), 09/25/2038	40,484	2,925
(1.00) * 1-Month SOFR Average + 5.80%,
2.13% (B), 02/25/2038	19,993	1,495
(1.00) * 1-Month SOFR Average + 5.99%,
2.32% (B), 06/25/2037	11,606	908
(1.00) * 1-Month SOFR Average + 6.07%,
2.40% (B), 12/25/2039	3,401	242
(1.00) * 1-Month SOFR Average + 6.09%,
2.42% (B), 03/25/2038	4,442	315
(1.00) * 1-Month SOFR Average + 6.31%,
2.64% (B), 04/25/2040	5,027	312
(1.00) * 1-Month SOFR Average + 6.42%,
2.75% (B), 01/25/2041	85,254	9,150
(1.00) * 1-Month SOFR Average + 6.43%,
2.76% (B), 09/25/2037	13,387	1,047
(1.00) * 1-Month SOFR Average + 6.44%,
2.77% (B), 02/25/2039	7,063	548
(1.00) * 1-Month SOFR Average + 6.47%,
2.80% (B), 06/25/2036	7,611	563
(1.00) * 1-Month SOFR Average + 6.59%,
2.92% (B), 03/25/2036	152,273	13,725
(1.00) * 1-Month SOFR Average + 7.04%,
3.37% (B), 07/25/2037	23,062	2,945
Federal National Mortgage Association REMICS, Principal Only STRIPS
12/25/2032 - 10/25/2043	279,088	222,410
Federal National Mortgage Association Whole Loan
1-Month SOFR Average + 0.37%,
4.04% (B), 11/25/2046	26,565	26,349
Federal National Mortgage Association, Principal Only STRIPS
08/25/2032 - 01/25/2033	9,068	8,359
Government National Mortgage Association REMICS
1.65%, 01/20/2063	13	11
Transamerica Series Trust

Transamerica Aegon Core Bond VP

SCHEDULE OF INVESTMENTS (continued)
At March 31, 2026
(unaudited)
	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Government National Mortgage Association REMICS (continued)
1-Month Term SOFR + 0.41%,
4.08% (B), 08/20/2060	$ 29	$ 29
1-Month Term SOFR + 0.54%,
4.21% (B), 04/20/2060	203	203
1-Month Term SOFR + 0.56%,
4.23% (B), 03/20/2060	3,690	3,674
1-Month Term SOFR + 0.63%,
4.30% (B), 10/20/2062	9,685	9,686
1-Month Term SOFR + 0.66%,
4.33% (B), 07/20/2062	457	457
1-Month Term SOFR + 0.69%,
4.36% (B), 09/20/2062	406	407
1-Month Term SOFR + 0.81%,
4.48% (B), 05/20/2061	55	55
(2.00) * 1-Month Term SOFR + 13.17%,
5.82% (B), 10/20/2037	6,645	6,648
(2.41) * 1-Month Term SOFR + 16.16%,
7.31% (B), 06/17/2035	2,057	2,236
(2.20) * 1-Month Term SOFR + 16.47%,
8.38% (B), 05/18/2034	25	26
(3.00) * 1-Month Term SOFR + 19.86%,
8.84% (B), 09/20/2037	2,832	3,043
(2.75) * 1-Month Term SOFR + 19.35%,
9.25% (B), 04/16/2034	8,400	9,091
(3.50) * 1-Month Term SOFR + 22.87%,
10.01% (B), 04/20/2037	8,743	9,223
(4.91) * 1-Month Term SOFR + 28.90%,
10.86% (B), 09/20/2034	4,683	4,814
Government National Mortgage Association REMICS, Interest Only STRIPS
(1.00) * 1-Month Term SOFR + 5.59%,
1.91% (B), 12/20/2038	12,758	638
(1.00) * 1-Month Term SOFR + 5.72%,
2.04% (B), 02/20/2038	20,047	92
(1.00) * 1-Month Term SOFR + 5.89%,
2.21% (B), 11/20/2037	18,856	91
(1.00) * 1-Month Term SOFR + 5.97%,
2.29% (B), 06/20/2039	11,783	862
(1.00) * 1-Month Term SOFR + 5.99%,
2.31% (B), 10/20/2034	21,091	732
2.31% (B), 02/16/2039	6,508	30
(1.00) * 1-Month Term SOFR + 6.09%,
2.41% (B), 03/20/2037 - 06/20/2038	42,815	1,227
(1.00) * 1-Month Term SOFR + 6.16%,
2.48% (B), 04/20/2039	11,916	842
(1.00) * 1-Month Term SOFR + 6.19%,
2.51% (B), 09/20/2035 - 03/20/2039	36,097	2,644
(1.00) * 1-Month Term SOFR + 6.29%,
2.61% (B), 05/16/2038	30,248	1,321
(1.00) * 1-Month Term SOFR + 6.36%,
2.68% (B), 06/16/2037	13,236	74
(1.00) * 1-Month Term SOFR + 6.44%,
2.76% (B), 11/20/2037 - 12/20/2037	17,239	84
(1.00) * 1-Month Term SOFR + 6.64%,
2.96% (B), 07/20/2037	32,522	750
	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Government National Mortgage Association REMICS, Interest Only STRIPS (continued)
(1.00) * 1-Month Term SOFR + 6.70%,
3.02% (B), 04/16/2037	$ 10,988	$ 755
6.50%, 03/20/2039	9,075	441
Government National Mortgage Association REMICS, Principal Only STRIPS
06/16/2033 - 01/20/2038	19,600	16,863
KGS-Alpha SBA COOF Trust, Interest Only STRIPS
0.91% (B), 08/25/2038 (A)	86,999	1,218
1.67% (B), 03/25/2039 (A)	78,853	1,801
3.17% (B), 04/25/2040 (A)	23,505	1,155
Tennessee Valley Authority
5.88%, 04/01/2036	1,459,000	1,617,415
Uniform Mortgage-Backed Security, TBA
2.00%, 04/01/2041 - 04/01/2056 (D)	28,889,000	24,074,628
2.50%, 04/01/2041 - 04/01/2056 (D)	73,372,000	62,164,195
3.00%, 04/01/2041 - 04/01/2056 (D)	52,923,000	46,789,259
3.50%, 04/01/2041 - 04/01/2056 (D)	27,269,000	25,326,731
4.00%, 04/01/2056 (D)	32,340,000	30,513,555
4.50%, 04/01/2056 (D)	31,891,000	30,774,996
5.00%, 04/01/2056 (D)	31,453,000	31,016,641
5.50%, 04/01/2056 (D)	45,990,000	46,201,826
6.00%, 04/01/2056 (D)	25,324,000	25,813,462
Vendee Mortgage Trust
7.50%, 02/15/2027	12,057	12,167
Total U.S. Government Agency Obligations (Cost $355,310,333)		350,179,584
U.S. GOVERNMENT OBLIGATIONS - 24.1%
U.S. Treasury - 22.2%
U.S. Treasury Bonds
1.25%, 05/15/2050	7,528,000	3,572,565
1.38%, 11/15/2040 - 08/15/2050	6,084,000	3,223,541
1.88%, 02/15/2051 - 11/15/2051	12,172,800	6,707,827
2.00%, 02/15/2050	10,389,500	6,048,637
2.25%, 05/15/2041 - 02/15/2052	9,803,900	6,268,076
2.38%, 05/15/2051	2,728,300	1,706,786
2.50%, 02/15/2045 - 05/15/2046	4,168,000	2,887,559
2.75%, 08/15/2047 - 11/15/2047	3,635,600	2,569,942
2.88%, 05/15/2049	8,584,200	6,102,830
3.00%, 11/15/2045 - 08/15/2052	20,446,800	15,067,183
3.13%, 05/15/2048	2,660,000	2,001,754
3.63%, 02/15/2044 - 05/15/2053	1,706,100	1,398,159
3.88%, 02/15/2043	2,731,000	2,426,643
4.00%, 11/15/2052	1,172,000	1,006,959
4.13%, 08/15/2044 - 08/15/2053	1,604,000	1,428,912
4.25%, 02/15/2054 - 08/15/2054	1,762,200	1,578,400
4.50%, 11/15/2054	382,000	356,872
4.63%, 05/15/2044 - 11/15/2055	33,910,000	32,524,943
4.75%, 11/15/2043 - 02/15/2056	16,464,300	16,047,207
5.25%, 02/15/2029	3,076,800	3,201,194
U.S. Treasury Notes
0.63%, 05/15/2030 - 08/15/2030	23,142,000	20,170,836
1.25% (E), 12/31/2026	1,935,000	1,899,429
Transamerica Series Trust

Transamerica Aegon Core Bond VP

SCHEDULE OF INVESTMENTS (continued)
At March 31, 2026
(unaudited)
	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury (continued)
U.S. Treasury Notes (continued)
1.38%, 11/15/2031	$ 2,544,000	$ 2,206,125
1.50%, 01/31/2027 - 02/15/2030	3,250,500	3,037,835
1.63%, 08/15/2029 - 05/15/2031	10,740,200	9,951,008
1.88%, 02/15/2032	2,897,000	2,568,937
2.25%, 11/15/2027	3,726,700	3,633,969
2.63%, 02/15/2029	529,000	511,808
2.75%, 02/15/2028 - 08/15/2032	28,433,000	26,696,474
3.13%, 08/31/2027	5,265,000	5,213,378
3.50%, 02/28/2031	3,232,000	3,169,380
3.63%, 05/31/2028 - 12/31/2030	16,258,000	16,049,400
3.75%, 12/31/2030 - 08/31/2031	34,336,000	34,001,270
3.88%, 11/30/2027 - 08/15/2034	29,082,000	29,094,456
4.00%, 06/30/2028 - 11/15/2035	11,342,000	11,143,870
4.13%, 09/30/2027 - 02/15/2036	19,087,300	19,025,459
4.25%, 02/28/2031 - 03/31/2033	15,300,000	15,482,676
4.63%, 04/30/2029	755,000	772,105
		320,754,404
U.S. Treasury Inflation-Protected Securities - 1.9%
U.S. Treasury Inflation-Protected Indexed Bonds
1.50%, 02/15/2053	6,586,241	5,046,706
2.50%, 01/15/2029	12,949,967	13,432,119
U.S. Treasury Inflation-Protected Indexed Notes
0.13%, 07/15/2030	8,583,466	8,169,766
		26,648,591
Total U.S. Government Obligations (Cost $353,759,828)		347,402,995
MORTGAGE-BACKED SECURITIES - 7.0%
Alternative Loan Trust
Series 2004-2CB, Class 1A9, 5.75%, 03/25/2034	57,975	58,978
Series 2005-28CB, Class 1A4, 5.50%, 08/25/2035	54,764	46,366
Series 2005-54CB, Class 1A11, 5.50%, 11/25/2035	15,820	11,869
Alternative Loan Trust, Interest Only STRIPS
Series 2005-20CB, Class 3A8, (1.00) * 1-Month Term SOFR + 4.64%, 0.96% (B), 07/25/2035	103,565	4,727
Series 2005-22T1, Class A2, (1.00) * 1-Month Term SOFR + 4.96%, 1.28% (B), 06/25/2035	303,134	22,342
Angel Oak Mortgage Trust
Series 2025-1, Class A1, 5.69% (B), 01/25/2070 (A)	1,728,808	1,738,137
BAMLL Commercial Mortgage Securities Trust
Series 2014-520M, Class C, 4.21% (B), 08/15/2046 (A)	200,000	138,288
Banc of America Funding Trust, Principal Only STRIPS
Series 2004-1, 03/25/2034	4,383	3,124
	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Banc of America Funding Trust, Principal Only STRIPS (continued)
Series 2005-7, Class 30, 11/25/2035	$ 4,808	$ 4,869
Series 2005-8, Class 30, 01/25/2036	1,515	994
Bank5
Series 2025-5YR19, Class A3, 5.27%, 12/15/2058	2,240,000	2,287,775
Bear Stearns ARM Trust
Series 2006-1, Class A1, 1-Year CMT + 2.25%, 5.95% (B), 02/25/2036	9,192	8,915
Benchmark Mortgage Trust
Series 2025-V18, Class A3, 5.18%, 10/15/2058	6,620,000	6,741,075
BRAVO Residential Funding Trust
Series 2024-NQM2, Class A1, 6.29% (B), 02/25/2064 (A)	304,966	306,684
Series 2024-NQM3, Class A1, 6.19% (B), 03/25/2064 (A)	557,011	560,320
Series 2024-NQM7, Class A1, 5.55% (B), 10/27/2064 (A)	1,257,665	1,261,728
Series 2025-NQM1, Class A1, 5.60% (B), 12/25/2064 (A)	430,467	432,336
Series 2025-NQM3, Class A1, 5.57% (B), 03/25/2065 (A)	2,725,129	2,736,680
Series 2025-NQM6, Class A1, 5.33% (B), 06/25/2065 (A)	3,912,600	3,917,535
BX Trust
Series 2025-ARIA, Class A, 5.03% (B), 12/13/2042 (A)	4,069,000	4,090,424
Chase Mortgage Finance Trust
Series 2007-A1, Class 1A3, 6.45% (B), 02/25/2037	5,099	5,129
Series 2007-A2, Class 2A1, 6.15% (B), 06/25/2035	5,186	5,223
CHL Mortgage Pass-Through Trust
Series 2004-3, Class A26, 5.50%, 04/25/2034	17,317	17,274
Series 2004-3, Class A4, 5.75%, 04/25/2034	10,390	10,325
Series 2004-7, Class 2A1, 5.23% (B), 06/25/2034	5,349	4,953
Series 2004-HYB1, Class 2A, 4.94% (B), 05/20/2034	4,186	4,031
Series 2005-22, Class 2A1, 4.78% (B), 11/25/2035	38,354	31,926
Citigroup Mortgage Loan Trust, Inc.
Series 2003-1, Class 2A5, 5.25%, 10/25/2033	1,599	1,541
COLT Mortgage Loan Trust
Series 2024-2, Class A1, 6.13% (B), 04/25/2069 (A)	734,535	738,637
Credit Suisse First Boston Mortgage Securities Corp.
Series 2003-21, Class 1A4, 5.25%, 09/25/2033	4,603	4,589
Cross Mortgage Trust
Series 2025-H10, Class A1, 4.97% (B), 01/25/2071 (A)	4,560,323	4,532,272
Transamerica Series Trust

Transamerica Aegon Core Bond VP

SCHEDULE OF INVESTMENTS (continued)
At March 31, 2026
(unaudited)
	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Cross Mortgage Trust (continued)
Series 2025-H7, Class A1, 4.93% (B), 09/25/2070 (A)	$ 3,587,180	$ 3,566,327
Series 2025-H8, Class A1, 5.00% (B), 11/25/2070 (A)	2,350,524	2,338,685
Series 2026-NQM2, Class A1, 4.83% (B), 03/25/2061 (A)	4,966,008	4,921,423
CSMC Trust
Series 2021-RPL2, Class A1A, 1.11% (B), 01/25/2060 (A)	2,668,393	2,252,647
ELP Commercial Mortgage Trust
Series 2025-ELP, Class A, 4.30% (B), 11/13/2042 (A)	1,686,000	1,665,935
FREMF Mortgage Trust
Series 2018-W5FX, Class BFX, 3.42% (B), 04/25/2028 (A)	900,000	861,059
GCAT Trust
Series 2025-NQM6, Class A1, 4.94% (B), 10/25/2070 (A)	3,423,970	3,401,628
Series 2026-NQM1, Class A1, 4.79% (B), 12/25/2070 (A)	3,941,632	3,900,945
GSMPS Mortgage Loan Trust
Series 2005-RP2, Class 1AF, 1-Month Term SOFR + 0.46%, 4.14% (B), 03/25/2035 (A)	62,132	57,938
Series 2005-RP3, Class 1AF, 1-Month Term SOFR + 0.46%, 4.14% (B), 09/25/2035 (A)	43,872	37,690
GSR Mortgage Loan Trust
Series 2004-6F, Class 2A4, 5.50%, 05/25/2034	8,748	8,663
Series 2004-8F, Class 2A3, 6.00%, 09/25/2034	4,529	4,571
Series 2005-7F, Class 3A9, 6.00%, 09/25/2035	13,509	13,473
Series 2006-1F, Class 2A4, 6.00%, 02/25/2036	30,999	12,459
Hudson Yards Mortgage Trust
Series 2025-SPRL, Class A, 5.47% (B), 01/13/2040 (A)	4,900,000	5,014,011
Impac Secured Assets Trust
Series 2006-1, Class 2A1, 1-Month Term SOFR + 0.81%, 4.49% (B), 05/25/2036	9,256	8,810
JPMorgan Mortgage Trust
Series 2006-A2, Class 5A3, 6.31% (B), 11/25/2033	2,421	2,418
Ladder Capital Commercial Mortgage Trust
Series 2013-GCP, Class A2, 3.99%, 02/15/2036 (A)	154,000	143,906
Manhattan West Mortgage Trust
Series 2020-1MW, Class A, 2.13%, 09/10/2039 (A)	2,780,000	2,678,748
Series 2020-1MW, Class B, 2.34% (B), 09/10/2039 (A)	826,000	796,648
MASTR Adjustable Rate Mortgages Trust
Series 2004-13, Class 2A1, 6.24% (B), 04/21/2034	6,330	6,254
	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
MASTR Adjustable Rate Mortgages Trust (continued)
Series 2004-13, Class 3A7, 5.60% (B), 11/21/2034	$ 3,487	$ 3,476
Series 2004-3, Class 4A2, 3.92% (B), 04/25/2034	4,269	3,888
MASTR Resecuritization Trust, Principal Only STRIPS
Series 2005, Class 3, 05/28/2035 (A)	2,893	2,282
Merrill Lynch Mortgage Investors Trust
Series 2003-E, Class A1, 1-Month Term SOFR + 0.73%, 4.41% (B), 10/25/2028	26,079	24,544
Series 2004-1, Class 2A1, 4.99% (B), 12/25/2034	9,936	9,356
Series 2004-A, Class A1, 1-Month Term SOFR + 0.57%, 4.25% (B), 04/25/2029	24,020	22,378
MetLife Securitization Trust
Series 2019-1A, Class A1A, 3.75% (B), 04/25/2058 (A)	390,601	386,044
MFA Trust
Series 2021-RPL1, Class A1, 1.13% (B), 07/25/2060 (A)	2,546,474	2,331,394
New Residential Mortgage Loan Trust
Series 2017-1A, Class A1, 4.00% (B), 02/25/2057 (A)	1,118,135	1,087,079
Series 2017-3A, Class A1, 4.00% (B), 04/25/2057 (A)	245,497	237,186
Series 2019-5A, Class A1B, 3.50% (B), 08/25/2059 (A)	198,322	187,199
Nomura Asset Acceptance Corp. Alternative Loan Trust
Series 2003-A1, Class A2, 6.00%, 05/25/2033	1,435	1,453
Series 2003-A1, Class A5, 7.00%, 04/25/2033	9,586	9,708
OBX Trust
Series 2023-NQM4, Class A1, 6.11% (B), 03/25/2063 (A)	511,892	510,817
Series 2024-NQM4, Class A1, 6.07% (B), 01/25/2064 (A)	217,631	218,775
Series 2024-NQM6, Class A1, 6.45% (B), 02/25/2064 (A)	177,256	178,905
Series 2025-NQM13, Class A1, 5.44% (B), 05/25/2065 (A)	2,336,359	2,343,637
Series 2025-NQM18, Class A1, 5.06% (B), 09/25/2065 (A)	6,027,002	6,007,580
Series 2025-NQM2, Class A1, 5.60% (B), 11/25/2064 (A)	472,868	475,066
Series 2025-NQM23, Class A1, 4.87% (B), 10/25/2065 (A)	13,166,985	13,078,950
PHH Alternative Mortgage Trust, Interest Only STRIPS
Series 2007-2, Class 2X, 6.00%, 05/25/2037	39,779	7,798
Provident Funding Mortgage Trust
Series 2025-5, Class A2, 5.50% (B), 11/25/2055 (A)	1,840,584	1,831,453
Transamerica Series Trust

Transamerica Aegon Core Bond VP

SCHEDULE OF INVESTMENTS (continued)
At March 31, 2026
(unaudited)
	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Sequoia Mortgage Trust
Series 2003-1, Class 1A, 1-Month Term SOFR + 0.87%, 4.55% (B), 04/20/2033	$ 17,488	$ 16,401
Series 2004-11, Class A1, 1-Month Term SOFR + 0.71%, 4.39% (B), 12/20/2034	8,481	7,870
Series 2004-8, Class A1, 1-Month Term SOFR + 0.81%, 4.49% (B), 09/20/2034	58,330	51,555
Series 2004-9, Class A1, 1-Month Term SOFR + 0.79%, 4.47% (B), 10/20/2034	32,410	29,897
Structured Adjustable Rate Mortgage Loan Trust
Series 2004-1, Class 4A4, 5.94% (B), 02/25/2034	35,770	34,719
Structured Asset Mortgage Investments II Trust
Series 2003-AR4, Class A1, 1-Month Term SOFR + 0.81%, 4.49% (B), 01/19/2034	53,596	51,706
Series 2004-AR1, Class 1A1, 1-Month Term SOFR + 0.81%, 4.49% (B), 03/19/2034	48,365	45,941
Series 2004-AR5, Class 1A1, 1-Month Term SOFR + 0.77%, 4.45% (B), 10/19/2034	7,161	6,946
Series 2005-AR5, Class A3, 1-Month Term SOFR + 0.61%, 4.29% (B), 07/19/2035	20,087	19,391
Thornburg Mortgage Securities Trust
Series 2004-4, Class 3A, 5.29% (B), 12/25/2044	13,240	13,156
Towd Point Mortgage Trust
Series 2017-4, Class A1, 2.75% (B), 06/25/2057 (A)	584,784	575,325
Series 2017-6, Class A1, 2.75% (B), 10/25/2057 (A)	269,644	266,309
Series 2018-1, Class A1, 3.00% (B), 01/25/2058 (A)	148,616	147,896
Series 2018-4, Class A1, 3.00% (B), 06/25/2058 (A)	1,295,747	1,225,876
Series 2019-4, Class A1, 2.90% (B), 10/25/2059 (A)	1,080,589	1,038,610
Series 2020-4, Class A1, 1.75%, 10/25/2060 (A)	2,546,107	2,320,505
Series 2021-1, Class A1, 2.25% (B), 11/25/2061 (A)	1,584,615	1,481,918
Series 2021-R1, Class A1, 2.92% (B), 11/30/2060 (A)	1,214,840	1,092,850
Series 2022-1, Class A1, 3.75% (B), 07/25/2062 (A)	510,125	483,404
Series 2023-1, Class A1, 3.75%, 01/25/2063 (A)	964,062	921,232
WaMu Mortgage Pass-Through Certificates Trust
Series 2003-AR11, Class A6, 5.75% (B), 10/25/2033	15,722	14,803
Series 2003-AR6, Class A1, 6.11% (B), 06/25/2033	3,569	3,516
	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
WaMu Mortgage Pass-Through Certificates Trust (continued)
Series 2003-S3, Class 1A4, 5.50%, 06/25/2033	$ 14,632	$ 14,419
Series 2003-S9, Class A8, 5.25%, 10/25/2033	11,820	11,700
Series 2004-AR3, Class A2, 5.30% (B), 06/25/2034	3,084	2,950
Washington Mutual Mortgage Pass- Through Certificates Trust
Series 2005-4, Class CB7, 5.50%, 06/25/2035	40,359	37,308
Washington Mutual Mortgage Pass- Through Certificates Trust, Interest Only STRIPS
Series 2005-2, Class 1A4, (1.00) * 1-Month Term SOFR + 4.94%, 1.26% (B), 04/25/2035	144,537	6,762
Series 2005-3, Class CX, 5.50%, 05/25/2035	55,722	8,426
Washington Mutual MSC Mortgage Pass- Through Certificates Trust, Principal Only STRIPS
Series 2003-MS7, Class P, 03/25/2033	91	74
Wells Fargo Commercial Mortgage Trust
Series 2016-C35, Class A4, 2.93%, 07/15/2048	1,103,000	1,098,831
Total Mortgage-Backed Securities (Cost $102,014,704)		101,412,568
ASSET-BACKED SECURITIES - 5.2%
321 Henderson Receivables VI LLC
Series 2010-1A, Class A, 5.56%, 07/15/2059 (A)	260,569	261,933
Accelerated LLC
Series 2021-1H, Class A, 1.35%, 10/20/2040 (A)	49,533	46,310
Series 2021-1H, Class B, 1.90%, 10/20/2040 (A)	377,944	353,759
Series 2024-1A, Class A, 4.68%, 08/22/2044 (A)	3,835,930	3,814,150
AIMCO CLO
Series 2018-BA, Class AR3, 3-Month Term SOFR + 1.20%, 0.00% (B), 04/16/2037 (A)(D)	3,600,000	3,600,000
Avis Budget Rental Car Funding AESOP LLC
Series 2023-5A, Class A, 5.78%, 04/20/2028 (A)	1,250,000	1,265,347
Series 2023-7A, Class A, 5.90%, 08/21/2028 (A)	1,080,000	1,099,729
Series 2024-1A, Class A, 5.36%, 06/20/2030 (A)	3,500,000	3,576,888
Barings Equipment Finance LLC
Series 2025-B, Class A3, 4.13%, 10/13/2032 (A)	3,010,000	2,991,491
Benefit Street Partners CLO X Ltd.
Series 2016-10A, Class A1R3, 3-Month Term SOFR + 1.30%, 4.97% (B), 07/20/2038 (A)	1,210,000	1,209,364
Transamerica Series Trust

Transamerica Aegon Core Bond VP

SCHEDULE OF INVESTMENTS (continued)
At March 31, 2026
(unaudited)
	Principal	Value
ASSET-BACKED SECURITIES (continued)
BXG Receivables Note Trust
Series 2023-A, Class A, 5.77%, 11/15/2038 (A)	$ 413,598	$ 418,913
Chase Funding Trust
Series 2003-6, Class 1A7, 4.86% (B), 11/25/2034	10,283	10,172
Chase Issuance Trust
Series 2023-A1, Class A, 5.16%, 09/15/2028	3,565,000	3,584,340
Diameter Capital CLO 1 Ltd.
Series 2021-1A, Class A1R, 3-Month Term SOFR + 1.39%, 5.06% (B), 10/15/2037 (A)	6,725,000	6,729,217
First National Master Note Trust
Series 2023-1, Class A, 5.13%, 04/15/2029	3,200,000	3,201,057
Series 2023-2, Class A, 5.77%, 09/15/2029	1,740,000	1,753,045
GM Financial Revolving Receivables Trust
Series 2021-1, Class A, 1.17%, 06/12/2034 (A)	4,239,000	4,181,942
Goodgreen Trust
Series 2017-1A, Class A, 3.74%, 10/15/2052 (A)	55,680	51,677
GreatAmerica Leasing Receivables Funding LLC
Series 2025-2, Class A3, 4.14%, 12/17/2029 (A)	5,762,000	5,747,247
Hero Funding Trust
Series 2017-1A, Class A2, 4.46%, 09/20/2047 (A)	144,593	137,548
Series 2017-3A, Class A2, 3.95%, 09/20/2048 (A)	158,023	147,452
Hertz Vehicle Financing III LLC
Series 2023-3A, Class A, 5.94%, 02/25/2028 (A)	1,955,000	1,975,196
Hilton Grand Vacations Trust
Series 2024-1B, Class A, 5.75%, 09/15/2039 (A)	150,051	152,432
Series 2024-2A, Class A, 5.50%, 03/25/2038 (A)	172,330	174,799
Series 2024-3A, Class A, 4.98%, 08/27/2040 (A)	2,161,392	2,169,465
Series 2025-2A, Class A, 4.54%, 05/25/2044 (A)	685,934	683,747
HINNT LLC
Series 2024-A, Class A, 5.49%, 03/15/2043 (A)	185,103	187,276
Series 2025-B, Class A, 4.51%, 05/15/2045 (A)	1,584,325	1,576,091
ICG U.S. CLO Ltd.
Series 2014-1A, Class A1A3, 3-Month Term SOFR + 1.00%, 4.67% (B), 10/20/2034 (A)	1,500,000	1,499,685
MVW LLC
Series 2023-1A, Class A, 4.93%, 10/20/2040 (A)	395,941	397,429
Series 2024-1A, Class A, 5.32%, 02/20/2043 (A)	3,469,559	3,503,056
Series 2025-2A, Class A, 4.48%, 10/20/2044 (A)	2,160,990	2,145,229
	Principal	Value
ASSET-BACKED SECURITIES (continued)
QTS Issuer ABS I LLC
Series 2025-1A, Class A2, 5.44%, 05/25/2055 (A)	$ 3,372,000	$ 3,334,460
Renew Financial
Series 2017-1A, Class A, 3.67%, 09/20/2052 (A)	76,244	71,094
SCF Equipment Leasing LLC
Series 2025-1A, Class A3, 5.11%, 11/21/2033 (A)	4,239,000	4,309,322
Securitized Asset-Backed Receivables LLC Trust
Series 2006-CB1, Class AF2, 2.80% (B), 01/25/2036	11,809	10,107
Sierra Timeshare Receivables Funding LLC
Series 2023-1A, Class A, 5.20%, 01/20/2040 (A)	446,035	449,805
Series 2023-2A, Class A, 5.80%, 04/20/2040 (A)	158,310	161,349
Series 2023-3A, Class A, 6.10%, 09/20/2040 (A)	174,933	179,555
Series 2024-1A, Class A, 5.15%, 01/20/2043 (A)	344,092	346,505
Series 2025-1A, Class A, 4.81%, 01/21/2042 (A)	524,262	523,813
Series 2025-2A, Class A, 4.72%, 04/20/2044 (A)	1,072,961	1,072,583
Series 2025-2A, Class B, 4.93%, 04/20/2044 (A)	1,860,059	1,858,110
Vantage Data Centers LLC
Series 2025-1A, Class A2, 5.13%, 08/15/2055 (A)	4,770,000	4,666,722
Total Asset-Backed Securities (Cost $75,905,200)		75,629,411
FOREIGN GOVERNMENT OBLIGATIONS - 0.8%
Colombia - 0.1%
Colombia Government International Bonds
7.75%, 11/07/2036	1,802,000	1,841,554
Dominican Republic - 0.2%
Dominican Republic International Bonds
6.60%, 06/01/2036 (A)	2,887,000	2,883,824
Israel - 0.1%
Israel Government International Bonds
5.00%, 01/13/2036	1,846,000	1,779,686
Mexico - 0.3%
Mexico Government International Bonds
3.75%, 01/11/2028	3,548,000	3,495,206
Peru - 0.1%
Corporacion Financiera de Desarrollo SA
5.50%, 05/06/2030 (A)	1,321,000	1,342,466
Total Foreign Government Obligations (Cost $11,529,949)		11,342,736
Transamerica Series Trust

Transamerica Aegon Core Bond VP

SCHEDULE OF INVESTMENTS (continued)
At March 31, 2026
(unaudited)
	Principal	Value
COMMERCIAL PAPER - 19.6%
Banks - 3.1%
DBS Bank Ltd.
3.87% (E), 06/05/2026 (A)	$ 10,000,000	$ 9,929,893
Lloyds Bank PLC
3.79% (E), 05/11/2026	4,250,000	4,231,730
3.80% (E), 05/11/2026	5,000,000	4,978,506
Macquarie Bank Ltd.
3.85% (E), 07/01/2026 (A)	3,265,000	3,232,364
3.95% (E), 06/05/2026 (A)	6,900,000	6,851,753
Sheffield Receivables Co. LLC
3.79% (E), 04/13/2026 (A)	10,000,000	9,986,565
3.82% (E), 04/30/2026 (A)	5,700,000	5,681,807
		44,892,618
Capital Markets - 0.9%
Lexington Parker Capital Co. LLC
3.88% (E), 04/22/2026 (A)	13,000,000	12,969,749
Financial Services - 15.0%
ABN AMRO Funding USA LLC
3.81% (E), 05/06/2026 (A)	8,000,000	7,969,456
Alinghi Funding Co. LLC
3.84% (E), 04/28/2026 (A)	3,000,000	2,991,053
Anglesea Funding LLC
3.79% (E), 05/05/2026 (A)	8,100,000	8,069,879
Barton Capital SA
3.89% (E), 06/02/2026 (A)	10,750,000	10,677,403
Bedford Row Funding Corp.
3.81% (E), 05/28/2026 (A)	10,000,000	9,938,262
Britannia Funding Co. LLC
3.83% (E), 06/05/2026 (A)	3,750,000	3,723,380
3.99% (E), 06/04/2026 (A)	6,000,000	5,958,075
Cancara Asset Securitisation LLC
3.80% (E), 05/04/2026	7,535,000	7,507,787
Columbia Funding Co. LLC
3.83% (E), 05/18/2026 (A)	3,600,000	3,581,587
Concord Minutemen Capital Co. LLC
3.89% (E), 06/25/2026 (A)	14,500,000	14,363,153
Glencove Funding LLC
3.82% (E), 06/01/2026 (A)	14,000,000	13,907,317
GTA Funding LLC
3.78% (E), 05/07/2026 (A)	2,000,000	1,992,072
3.97% (E), 04/01/2026 (A)	5,000,000	4,999,483
Liberty Street Funding LLC
3.79% (E), 06/29/2026 (A)	3,410,000	3,376,753
3.85% (E), 06/02/2026 (A)	10,000,000	9,932,853
LMA-Americas LLC
3.82% (E), 05/27/2026 (A)	7,000,000	6,956,963
4.05% (E), 06/25/2026 (A)	7,000,000	6,933,791
Mackinac Funding Co. LLC
3.81% (E), 05/01/2026 (A)	12,500,000	12,458,756
Manhattan Asset Funding Co. LLC
3.89% (E), 06/15/2026 (A)	4,000,000	3,967,264
Mont Blanc Capital Corp.
3.86% (E), 06/04/2026 (A)	9,700,000	9,632,571
4.05% (E), 06/16/2026 (A)	5,500,000	5,454,426
Nieuw Amsterdam Receivables Corp. BV
3.86% (E), 06/09/2026 (A)	9,000,000	8,932,567
	Principal	Value
COMMERCIAL PAPER (continued)
Financial Services (continued)
Ranger Funding Co. LLC
3.99% (E), 06/12/2026 (A)	$ 9,700,000	$ 9,623,958
Starbird Funding Corp.
3.84% (E), 06/03/2026 (A)	6,000,000	5,958,955
Versailles Commercial Paper LLC
3.85% (E), 04/06/2026	7,000,000	6,995,648
3.87% (E), 04/06/2026	5,700,000	5,696,456
Verto Capital I-A LLC
3.85% (E), 06/04/2026 (A)	2,500,000	2,482,042
3.89% (E), 04/29/2026 (A)	3,000,000	2,990,508
3.93% (E), 05/12/2026 (A)	7,500,000	7,465,333
Victory Receivables Corp.
3.80% (E), 04/09/2026 (A)	7,500,000	7,493,045
3.80% (E), 04/10/2026 (A)	1,355,000	1,353,602
3.89% (E), 06/11/2026 (A)	4,000,000	3,969,088
		217,353,486
Food Products - 0.6%
Philip Morris International, Inc.
3.80% (E), 05/04/2026 (A)	8,400,000	8,369,980
Total Commercial Paper (Cost $283,646,834)		283,585,833
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 3.6%
U.S. Treasury Bills
3.64% (E), 04/16/2026	11,025,000	11,008,343
3.66% (E), 06/02/2026	14,000,000	13,912,919
3.68% (E), 05/28/2026	12,000,000	11,930,891
3.69% (E), 06/18/2026	15,000,000	14,883,098
Total Short-Term U.S. Government Obligations (Cost $51,736,798)		51,735,251

	Shares	Value
OTHER INVESTMENT COMPANY - 0.5%
Securities Lending Collateral - 0.5%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 3.64% (E)	6,374,430	6,374,430
Total Other Investment Company (Cost $6,374,430)		6,374,430
Transamerica Series Trust

Transamerica Aegon Core Bond VP

SCHEDULE OF INVESTMENTS (continued)
At March 31, 2026
(unaudited)

Principal	Value
REPURCHASE AGREEMENT - 3.0%
Fixed Income Clearing Corp.,
1.35% (E), dated 03/31/2026, to be
repurchased at $43,217,420 on 04/01/2026.
Collateralized by a U.S. Government
Obligation, 3.75%, due 06/30/2027, and
with a value of $44,080,250.
$ 43,215,799	$ 43,215,799
Total Repurchase Agreement (Cost $43,215,799)	43,215,799
Total Investments (Cost $1,784,070,184)	1,764,434,581
Net Other Assets (Liabilities) - (22.2)%	(320,019,676)
Net Assets - 100.0%	$ 1,444,414,905
INVESTMENT VALUATION:

Valuation Inputs (F)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Corporate Debt Securities	$—	$493,555,974	$—	$493,555,974
U.S. Government Agency Obligations	—	350,179,584	—	350,179,584
U.S. Government Obligations	—	347,402,995	—	347,402,995
Mortgage-Backed Securities	—	101,412,568	—	101,412,568
Asset-Backed Securities	—	75,629,411	—	75,629,411
Foreign Government Obligations	—	11,342,736	—	11,342,736
Commercial Paper	—	283,585,833	—	283,585,833
Short-Term U.S. Government Obligations	—	51,735,251	—	51,735,251
Other Investment Company	6,374,430	—	—	6,374,430
Repurchase Agreement	—	43,215,799	—	43,215,799
Total Investments	$6,374,430	$1,758,060,151	$—	$1,764,434,581
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
*	Percentage rounds to less than 0.1% or (0.1)%.
(A)
Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2026, the total value of 144A securities is $548,062,544, representing 37.9% of the
Portfolio's net assets.

(B)
Floating or variable rate security. The rate disclosed is as of March 31, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

(C)
All or a portion of the security is on loan. The total value of the securities on loan is $6,247,528, collateralized by cash collateral of $6,374,430. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(D)
When-issued, delayed-delivery and/or forward commitment (including TBAs) security. Security to be settled and delivered after March 31, 2026.
Security may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.

(E)	Rate disclosed reflects the yield at March 31, 2026.
(F)
There were no transfers in or out of Level 3 during the period ended March 31, 2026. Please reference the Investment Valuation section of the Notes to
Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION(S):
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
MTA	Month Treasury Average
Transamerica Series Trust

Transamerica Aegon Core Bond VP

SCHEDULE OF INVESTMENTS (continued)
At March 31, 2026
(unaudited)
PORTFOLIO ABBREVIATION(S) (continued):
REIT	Real Estate Investment Trust
RFUCC	Refinitiv USD IBOR Consumer Cash Fallbacks
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced
Transamerica Series Trust

Transamerica Aegon Core Bond VP

NOTES TO SCHEDULE OF INVESTMENTS
At March 31, 2026
(unaudited)
INVESTMENT VALUATION
Transamerica Aegon Core Bond VP (the "Portfolio") is a series of the Transamerica Series Trust.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Portfolio's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Portfolio's Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Portfolio's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio's investments at March 31, 2026, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.
Commercial paper: Commercial paper is valued using amortized cost, which approximates fair value. The values are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.
Transamerica Series Trust

Transamerica Aegon Core Bond VP

NOTES TO SCHEDULE OF INVESTMENTS (continued)
At March 31, 2026
(unaudited)
Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.
U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.
U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Short-term notes: The Portfolio normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Transamerica Series Trust